Debt - Summary of Debt Under Promissory Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	$ 449,716		$ 445,281
Total	$ 577,318		540,734
Maturity	1 year and for more than one year
Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes					$ 115,397,329	[1]	$ 115,397,329	[2]
Principal	$ 279,209	[3]	319,999	[4]
Accrued Interest Payable	170,507	[3]	125,282	[4]
Total	449,716	[3]	445,281	[4]
Senior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	$ 4,178,912		$ 4,118,396
Senior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes					$ 94,747,329	[1]	$ 94,747,329	[2]
Currency	US$		US$
Principal	$ 7,834	[3]	$ 8,979	[4]
Accrued Interest Payable	12,620	[3]	11,179	[4]
Total	$ 20,454	[3]	$ 20,158	[4]
Interest Rate	14.00%		14.00%		14.00%		14.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]
2017 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	$ 213,387		$ 208,469
2017 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes					$ 5,000,000	[1]	$ 5,000,000	[2]
Currency	US$		US$
Principal	$ 13,515	[3]	$ 15,489	[4]
Accrued Interest Payable	20,627	[3]	17,866	[4]
Total	$ 34,142	[3]	$ 33,355	[4]
Interest Rate	15.00%		15.00%		15.00%		15.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]
2020 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	$ 17,867		$ 17,597
2020 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes					$ 650,000	[1]	$ 650,000	[2]
Currency	US$		US$
Principal	$ 9,291	[3]	$ 10,649	[4]
Accrued Interest Payable	5,827	[3]	4,241	[4]
Total	$ 15,118	[3]	$ 14,890	[4]
Interest Rate	14.00%		14.00%		14.00%		14.00%
Maturity	Dec 2026		May 2024
Guarantee	Guaranteed	[5]	Guaranteed	[6]
Convertible Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes					$ 15,000,000	[1]	$ 15,000,000	[2]
Currency	US$		US$
Principal	$ 248,569	[3]	$ 284,882	[4],[7]
Accrued Interest Payable	131,433	[3]	91,996	[4]
Total	$ 380,002	[3]	$ 376,878	[4]
Interest Rate	14.00%		14.00%		14.00%		14.00%
Maturity	Nov 2026		Nov 2026
Guarantee	Guaranteed	[5]	Guaranteed	[6]

[1]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[3]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
[4]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
[5]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[6]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
[7]	Includes the issuance costs of the Convertible Notes.